Convertible Notes Payable and Accrued Interest - Summary of convertible notes payable and accrued interest (Parentheticals) (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to director
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%	10.00%
Conversion price	$ 2.50	$ 2.50
Convertible notes payable 15% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	15.00%	15.00%
Conversion price	$ 2.50	$ 2.50
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%	10.00%
Conversion price	$ 2.50	$ 2.50